Retirement Benefits - Amounts Recognized in Consolidated Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	¥ 25,597	¥ 26,431	¥ 30,761
Net interest cost	(7,356)	(6,213)	(3,845)
Past service cost		(20)	(4,077)
Total	¥ 18,241	¥ 20,198	¥ 22,839